Putnam
Equity
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The dedication of Putnam Equity Income Fund's management team to the fund's investment style assumed a brighter glow toward the midpoint of fiscal 1999. In April and May, the type of value stocks in which the fund invests took a positive turn with a favorable effect on performance during the semiannual period.

The shift was a long time in coming. As the fund's managers explain in the following report, prices of these stocks had lagged those of growth stocks since early 1997. A management team less committed to style consistency might have yielded to the temptation to switch to the better-performing stocks in hopes of capturing short-term gains.

Experience has shown us, however, that over the long haul such maneuvers often prove to be illusory. While one can never count past performance as a guarantee of future results, the fund's record of solid growth to date tends to confirm the efficacy of Putnam's longstanding investment discipline. The managers provide greater detail of the fund's performance during the six months ended May 31, 1999, and then offer their views on the outlook for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Managers

Edward P. Bousa
James M. Prusko
David L. Waldman
Krishna Memani

Rekindled interest in the value stocks that make up Putnam Equity Income Fund's portfolio helped the fund post solid results during the six months ended May 31, 1999. Following an easing of monetary policy in the United States, which was echoed in other developed nations, stock prices rallied to approach the high levels of last summer. Much of the strength was restricted to a small group of growth stocks that have dominated the market in recent years.

In April and May, however, the types of value stocks in which your fund invests began to assume the lead. The continued strength of the U.S. economy and signs of improving economic conditions in Asia helped propel this long-awaited recovery. While the resurgence of value stocks brings with it a new set of challenges, your fund has benefited from this changing environment and is off to a strong start for fiscal 1999.

Total return for 6 months ended 5/31/99

      Class A         Class B         Class C           Class M
    NAV     POP     NAV     CDSC    NAV     CDSC      NAV     POP
-------------------------------------------------------------------------
   10.89%   4.53%   10.49%  5.50%  10.53%   9.54%    10.62%   6.75%
-------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* RETURNS FOR VALUE STOCKS ON RISE

Since early 1997, when it seemed that the earnings of value stocks would suffer because of slower economic growth in many regions of the world, a small group of companies with high rates of earnings growth led the market and value stocks lagged behind. In April and May, we saw signs that undervalued stocks in general could be poised for a comeback. A broader range of undervalued stocks and somewhat smaller companies began to show improved performance.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance           21.5%

Utilities         12.6%

Oil and gas        9.9%

Food and
beverages          4.1%

Chemicals          4.0%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


Although your fund invests primarily in stocks of domestic companies, many of these companies have achieved success in their industries by building global operations. This approach, while attractive as a long-term strategy, has reduced profits of many of these companies during the past two years because of recessions in different regions of the world.

Companies in sectors with strong growth rates, such as technology and pharmaceuticals, have achieved handsome profits despite the global economic slowdown. In addition, oil prices began a precipitous rise in early 1999. As might be expected, this rise increased the appeal of energy stocks, including those held by your fund. For example, the fund benefited from its investments in Mobil and Halliburton BP/Amoco. The latter was sold at a profit during the period.

By late March and early April, a strong rally in the energy and basic materials sectors was under way, punctuated by an agreement among OPEC nations to reduce petroleum production and support oil prices. In April and May, indications of stronger economic growth in Asia and continuing strength in the U.S. economy created strong demand for undervalued stocks in many sectors, such as industrial cyclicals.

* BUYING OPPORTUNITIES LEAD TO FOCUS ON CYCLICAL STOCKS

The elevated level of volatility in equity markets during the period provided many buying opportunities -- just the type of situation that your fund's value strategy is designed to employ opportunistically. We were able to purchase stocks of large, established companies at attractive prices, taking advantage of pessimism in many industrial sectors to add new holdings.


"[Fund Manager Edward] Bousa looks for undervalued stocks with some catalyst for positive change in their fundamentals. He favors those stocks with strong dividend yields, which along with the fund's bond stake, help meet the fund's primary objective of providing current income. Bousa's value-bent and sizable bond stakes have also bred well-below-average volatility -- the fund is one of the least-volatile offerings in this category."

-- Morningstar Mutual Funds, April 4, 1999


In particular, earnings forecasts for commodity sectors were exceptionally low. As a result, the fund added substantial positions in industrial cyclical stocks whose fortunes tend to rise and fall with the economic cycle. Examples included Alcoa, DuPont, Meade, and Weyerhaeuser as well as other companies in the chemical, paper, and aluminum industries. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

We were also drawn to consumer cyclicals such as automotive, building materials, appliances, and newspaper stocks during the period. One particularly appealing opportunity was found in the toy industry, which after considerable consolidation is now dominated by two companies, Hasbro and Mattel. Both companies appear close to making their products available over the Internet, a development that could dramatically increase their profitability. We also made some purchases in the insurance industry, investing in such companies as Unum, Chubb, Ace, and Safeco.

With every period come some disappointments, and for this most recent six months, food stocks and utilities proved to be among the fund's laggards. These sectors fell out of favor because their defensive, low-growth characteristics were less appealing to investors hoping to take advantage of a market that was rebounding from a significant tumble. Airline stocks such as Delta and UAL (the holding company of United Airlines) performed well for your fund earlier in the period as they maintained both pricing and sales levels despite last fall's more pessimistic projections. Airline stocks gave back some of their gains in May, however, leading us to reduce the fund's weighting in this industry.


Making the case for value investing in the months ahead

Putnam Equity Income Fund's lead manager, Edward Bousa, was featured in a cover article in the June 14, 1999, issue of Barron's. Here are excerpts from the interview.

"Value stocks now have a level playing field. Many are amazingly cheap. If you go back far enough, you'll see that historically, value outperforms growth. We have a decent chance to do the same. Of course, markets are fickle and you'll see a quarter here, a quarter there where things don't happen exactly as you expect. But I do expect over the next few years that value does have a long way to go."

"We are in interesting times, which favor funds and organizations with thorough research and the ability to identify stocks, not just themes. We've had so much theme investing recently that it's about time we have truly bottom-up stock picking for a change."


Putnam Equity Income Fund's class A shares were ranked in the top 28% by Lipper for the 1-year period ended 6/30/99. The fund ranked 66 out of 237 domestic equity income funds ranked.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 7 out of 96 funds (8%) for the 5-year period and 19 out of 44 (43%) for the 10-year period. Performance of other share classes will vary.


* OUTLOOK: VALUE TREND SUPPORTED BY POSITIVE FUNDAMENTALS

As we look ahead, there is reason for optimism that your fund's value style of investing may be particularly timely. Indications of strong economic growth in the United States and an improving outlook for Europe and Asia could provide stronger revenues for many of the large, globally diversified companies in which the fund invests. In addition, the regulatory environment for the fund's electric and telephone utility holdings has started to improve.

Of course, because the fund's recent returns have been greater than the long-term performance of most equities, it would not be surprising if gains were to moderate in the coming year. Current market valuations reflect significant confidence that the market will continue to rise for a long time. Whether the fund's investment style is in favor or not, however, it is important to remember that its emphasis on undervalued stocks is a method of limiting volatility. Because most of the fund's holdings pay dividends and do not carry inflated expectations, they tend to be insulated from the market's most severe movements. With this disciplined value investment process in place, your fund is positioned to achieve attractive current income and risk-adjusted capital appreciation over long periods.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Bank of America Corp.
Insurance and finance

Citigroup, Inc.
Insurance and finance

Exxon Corp.
Oil and gas

GTE Corp.
Utilities

Mobil Corp
Oil and gas

American Telephone &
Telegraph Co.
Utilities

Bank One Corp.
Insurance and finance

Ameritech Corp.
Utilities

Bristol-Myers Squibb Co.
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Footnote reads:
These holdings represent 15.1% of the fund's net assets as of 5/31/99. Portfolio holdings will vary over time.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Income Fund seeks current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.




TOTAL RETURN FOR PERIODS ENDED 5/31/99

                    Class A               Class B             Class C            Class M
(inception dates)  (6/15/77)             (9/13/93)           (2/1/99)           (12/2/94)
                 NAV       POP         NAV      CDSC       NAV     CDSC       NAV       POP
---------------------------------------------------------------------------------------------
6 months        10.89%     4.53%      10.49%    5.50%     10.53%   9.54%     10.62%     6.75%
---------------------------------------------------------------------------------------------
1 year          12.87      6.41       12.11     7.11      12.09   11.09      12.36      8.40
---------------------------------------------------------------------------------------------
5 years        157.12    142.24      148.05   146.05     147.84  147.84     150.59    141.93
Annual average  20.79     19.36       19.92    19.73      19.90   19.90      20.17     19.33
---------------------------------------------------------------------------------------------
10 years       270.03    248.89      242.68   242.68     243.43  243.43     250.52    238.27
Annual average  13.98     13.31       13.11    13.11      13.13   13.13      13.36     12.96
---------------------------------------------------------------------------------------------
Life of fund  1325.78   1243.54     1069.48  1069.48    1107.90 1107.90    1134.43   1090.92
Annual average  12.86     12.56       11.85    11.85      12.01   12.01      12.12     11.94
---------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                                    S&P 500                     Consumer
                                     Index                     price index
------------------------------------------------------------------------------
6 months                             12.61%                        1.34%
------------------------------------------------------------------------------
1 year                               21.03                         2.09
------------------------------------------------------------------------------
5 years                             215.97                        12.68
Annual average                       25.88                         2.42
------------------------------------------------------------------------------
10 years                            426.54                        34.25
Annual average                       18.07                         2.99
------------------------------------------------------------------------------
Life of fund                       4079.15                       465.31
Annual average                       13.53                         4.49
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                             Class A       Class B   Class C      Class M
------------------------------------------------------------------------------
Distributions (number)          2             2         1            2
------------------------------------------------------------------------------
Income                       $0.1400       $0.0810   $0.0660      $0.1010
------------------------------------------------------------------------------
Capital gains
  Long-term                   1.2330        1.2330      --         1.2330
------------------------------------------------------------------------------
  Short-term                  0.3012        0.3012      --         0.3012
------------------------------------------------------------------------------
  Total                      $1.6742       $1.6152   $0.0660      $1.6352
------------------------------------------------------------------------------
Share value:               NAV     POP       NAV        NAV     NAV     POP
------------------------------------------------------------------------------
11/30/98                  $16.94  $17.97   $16.83    $   --    $16.85  $17.46
------------------------------------------------------------------------------
2/1/99*                       --      --       --     15.76        --      --
------------------------------------------------------------------------------
5/31/99                    16.92   17.95    16.80     16.89     16.82   17.43
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1      1.65%   1.56%    0.95%     1.56%     1.19%   1.15%
------------------------------------------------------------------------------
Current 30-day SEC yield2   1.50    1.42     0.74      0.73      0.99    0.93
------------------------------------------------------------------------------

* Inception date of class C shares.

 1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

 2 Based on investment income, calculated using SEC guidelines.




TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                     Class A              Class B             Class C            Class M
(inception dates)   (6/15/77)            (9/13/93)           (2/1/99)           (12/2/94)
                  NAV       POP        NAV      CDSC       NAV     CDSC       NAV       POP
---------------------------------------------------------------------------------------------
6 months         11.25%    4.87%      10.85%    5.84%    10.92%    9.92%     10.97%    7.11%
---------------------------------------------------------------------------------------------
1 year           14.58     7.97       13.76     8.76     13.83    12.82      13.95     9.95
---------------------------------------------------------------------------------------------
5 years         166.34   151.15      156.64   154.64    156.74   156.74     159.37   150.20
Annual average   21.64    20.22       20.74    20.56     20.75    20.75      21.00    20.13
---------------------------------------------------------------------------------------------
10 years        277.98   256.41      250.01   250.01    250.56   250.56     258.18   245.57
Annual average   14.22    13.55       13.35    13.35     13.36    13.36      13.61    13.20
---------------------------------------------------------------------------------------------
Life of fund   1356.13  1272.14     1093.78  1093.78   1133.16  1133.16    1160.05  1115.64
Annual average   12.92    12.62       11.91    11.91     12.07    12.07      12.18    12.00
---------------------------------------------------------------------------------------------



Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.





The fund's portfolio
May 31, 1999 (Unaudited)

COMMON STOCKS (89.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            414,900  Boeing Co.                                                                             $   17,529,525
            360,200  Lockheed Martin Corp.                                                                      14,565,553
            124,000  Raytheon Co. Class B (NON)                                                                  8,439,750
                                                                                                            --------------
                                                                                                                40,534,828

Agriculture  (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,101  PSF Holdings LLC Class A (NON)                                                                 13,212

Automotive (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            177,528  Delphi Automotive Systems Corp. (NON)                                                       3,483,991
            353,200  Ford Motor Co.                                                                             20,154,475
            254,000  General Motors Corp.                                                                       17,526,000
            216,000  Lear Corp. (NON)                                                                           10,624,500
                                                                                                            --------------
                                                                                                                51,788,966

Basic Industrial Products (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            127,100  Caterpillar, Inc.                                                                           6,974,613
            293,800  Deere (John) & Co.                                                                         11,182,763
            218,300  Minnesota Mining & Manufacturing Co.                                                       18,719,225
            505,800  Owens-Illinois, Inc. (NON)                                                                 15,426,900
                                                                                                            --------------
                                                                                                                52,303,501

Building and Construction (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             85,900  Armstrong World Industries, Inc. (NON)                                                      5,003,675
            359,500  Sherwin Williams Co.                                                                       11,077,094
                                                                                                            --------------
                                                                                                                16,080,769

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            228,600  Xerox Corp.                                                                                12,844,463

Chemicals (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            162,500  Dow Chemical Co.                                                                           19,743,750
            283,100  du Pont (E.I.) de Nemours & Co., Ltd.                                                      18,525,356
            725,600  Engelhard Corp.                                                                            14,693,400
            216,600  PPG Industries, Inc.                                                                       13,144,913
            289,000  Union Carbide Corp.                                                                        14,829,313
                                                                                                            --------------
                                                                                                                80,936,732

Computer Services and Software (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            336,000  Apple Computer, Inc. (NON)                                                                 14,805,000
            317,200  Computer Associates International, Inc.                                                    15,007,525
            123,100  IBM Corp.                                                                                  14,318,069
            260,300  Oracle Corp. (NON)                                                                          6,458,694
                                                                                                            --------------
                                                                                                                50,589,288

Conglomerates (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            242,500  Allied-Signal, Inc.                                                                        14,080,156
            333,300  TRW, Inc.                                                                                  16,685,831
                                                                                                            --------------
                                                                                                                30,765,987

Consumer Durable Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            458,207  Hasbro, Inc.                                                                               13,116,175
                  3  Mothers Work, Inc. (NON)                                                                           33
            211,500  Whirlpool Corp. (NON)                                                                      13,641,750
                                                                                                            --------------
                                                                                                                26,757,958

Consumer Non Durables (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            138,555  Colgate-Palmolive Co.                                                                      13,838,181
            259,800  Kimberly-Clark Corp.                                                                       15,247,013
            537,550  Philip Morris Cos., Inc.                                                                   20,729,272
                                                                                                            --------------
                                                                                                                49,814,466

Consumer Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            233,500  Fortune Brands, Inc.                                                                        9,544,313

Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            678,100  Service Corp. International                                                                13,011,044
            202,500  Tribune Co.                                                                                15,984,844
                                                                                                            --------------
                                                                                                                28,995,888

Electronics and Electrical Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            256,200  Emerson Electric Co.                                                                       16,364,775
            163,800  Illinois Tool Works, Inc. (NON)                                                            12,571,650
            105,000  Micron Technology, Inc.                                                                     3,983,438
            216,700  Motorola, Inc.                                                                             17,945,469
                                                                                                            --------------
                                                                                                                50,865,332

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            353,000  Disney (Walt) Productions, Inc.                                                            10,281,125
                197  Fitzgerald Gaming Corp. (NON)                                                                      49
                                                                                                            --------------
                                                                                                                10,281,174

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            499,900  Republic Services, Inc. (NON)                                                              11,747,650

Food and Beverages (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            269,400  Bestfoods                                                                                  13,470,000
            257,300  Heinz (H.J.) Co.                                                                           12,430,806
            349,600  Kellogg Co.                                                                                12,126,750
            696,100  Pepsi Bottling Group, Inc. (The) (NON)                                                     16,140,819
            678,050  Sara Lee Corp.                                                                             16,273,200
            503,300  SYSCO Corp.                                                                                14,941,719
                                                                                                            --------------
                                                                                                                85,383,294

Health Care (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            703,200  HEALTHSOUTH Corp. (NON)                                                                     9,405,300

Hospital Management and Medical Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            240,839  Tenet Healthcare Corp. (NON)                                                                5,900,556

Insurance and Finance (20.2%)
--------------------------------------------------------------------------------------------------------------------------
            462,700  Ace Ltd. (NON)                                                                             14,112,350
            419,600  Allstate Corp. (NON)                                                                       15,289,175
            255,600  American General Corp.                                                                     18,467,100
            649,352  Bank of America Corp.                                                                      42,004,958
            510,000  Bank One Corp.                                                                             28,846,875
            376,700  BankBoston Corp. (NON)                                                                     17,846,163
            479,900  Charter One Financial, Inc. (NON)                                                          13,647,156
            223,200  Chase Manhattan Corp.                                                                      16,182,000
            230,080  CIGNA Corp.                                                                                21,454,960
            525,050  Citigroup, Inc.                                                                            34,784,563
            220,000  Fannie Mae                                                                                 14,960,000
             27,600  Morgan (J.P.) & Co., Inc.                                                                   3,844,956
            337,400  Paine Webber Group Inc.                                                                    15,857,800
            363,600  PNC Bank Corp.                                                                             20,816,100
            257,800  SAFECO Corp.                                                                               11,327,088
            293,887  Synovus Financial Corp.                                                                     5,914,476
            246,700  The Chubb Corp.                                                                            17,284,419
            233,550  The Equitable Cos., Inc. (NON)                                                             16,392,291
            224,100  Torchmark Corp.                                                                             7,479,338
            474,300  U.S. Bancorp (NON)                                                                         15,414,750
            261,800  UNUM Corp. (NON)                                                                           14,088,113
            168,000  Wachovia Corp.                                                                             14,826,000
            489,850  Washington Mutual, Inc. (NON)                                                              18,706,147
            511,100  Wells Fargo Co. (NON)                                                                      20,444,000
                                                                                                            --------------
                                                                                                               419,990,778

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            236,300  Baxter International, Inc.                                                                 15,256,119

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            235,300  Alcoa Inc.                                                                                 12,941,500

Oil and Gas (9.6%)
--------------------------------------------------------------------------------------------------------------------------
            169,200  Burlington Resources Inc. (NON)                                                             7,265,025
            212,000  Chevron, Inc.                                                                              19,649,750
            442,800  Conoco, Inc.                                                                               12,010,950
            276,900  El Paso Energy Corp.                                                                        9,985,706
            209,900  Elf Aquitane ADR (France)                                                                  14,902,900
            424,100  Exxon Corp.                                                                                33,874,988
            469,000  Halliburton Co.                                                                            19,404,875
            319,400  Mobil Corp.                                                                                32,339,250
            293,400  Phillips Petroleum Co.                                                                     15,385,163
            400,800  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            22,670,250
            514,200  Tosco Corp.                                                                                13,144,238
                                                                                                            --------------
                                                                                                               200,633,095

Paper and Forest Products (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            354,500  Mead Corp.                                                                                 13,249,438
            370,000  Weyerhaeuser Co.                                                                           22,963,125
                                                                                                            --------------
                                                                                                                36,212,563

Pharmaceuticals (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            435,400  American Home Products Corp.                                                               25,089,925
            388,600  Bristol-Myers Squibb Co.                                                                   26,667,675
            386,470  Pharmacia & Upjohn, Inc.                                                                   21,424,931
                                                                                                            --------------
                                                                                                                73,182,531

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            246,000  McGraw-Hill, Inc.                                                                          12,761,250

Real Estate (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            240,200  Equity Office Properties Trust (R) (NON)                                                    6,785,650
            331,800  Equity Residential Properties Trust (R) (NON)                                              15,905,663
            428,900  Starwood Lodging Trust                                                                     14,046,475
                                                                                                            --------------
                                                                                                                36,737,788

Retail (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            304,900  Albertsons, Inc.                                                                           16,312,150
            359,000  Federated Department Stores, Inc. (NON)                                                    19,565,500
            479,000  Rite Aid Corp. (NON)                                                                       11,975,000
            433,900  Saks, Inc.                                                                                 11,986,488
            317,200  Sears, Roebuck & Co.                                                                       15,166,125
                                                                                                            --------------
                                                                                                                75,005,263

Specialty Consumer Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            569,220  Mattel, Inc.                                                                               15,048,754

Telecommunications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                 51  Allegiance Telecom, Inc. (NON)                                                                  1,887
            228,800  ALLTEL Corp.                                                                               16,402,100
                205  Viatel, Inc. (NON)                                                                              9,205
                                                                                                            --------------
                                                                                                                16,413,192

Transportation (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            599,100  Burlington Northern Santa Fe Corp.                                                         18,572,100
            261,600  Delta Air Lines, Inc.                                                                      15,009,300
            245,800  FDX Corp. (NON)                                                                            13,534,363
            215,100  UAL Corp. (NON)                                                                            14,465,475
                                                                                                            --------------
                                                                                                                61,581,238

Utilities (12.4%)
--------------------------------------------------------------------------------------------------------------------------
            576,150  American Telephone & Telegraph Co.                                                         31,976,325
            409,300  Ameritech Corp.                                                                            26,937,056
            338,000  Bell Atlantic Corp.                                                                        18,505,500
            235,400  CiNergy Corp.                                                                               8,033,025
            269,700  Consolidated Natural Gas Co.                                                               16,030,294
            358,634  Duke Energy Corp.                                                                          21,630,113
            577,700  Edison International                                                                       15,886,750
            518,800  Entergy Corp.                                                                              16,828,575
            515,700  GTE Corp.                                                                                  32,521,331
            615,800  OGE Energy Corp.                                                                           15,856,850
            405,206  SBC Communications, Inc.                                                                   20,716,157
            692,000  Sempra Energy                                                                              14,878,000
            176,800  Texas Utilities Co.                                                                         7,956,000
            363,800  Western Resources, Inc.                                                                    10,572,938
                                                                                                            --------------
                                                                                                               258,328,914
                                                                                                            --------------
                     Total Common Stocks (cost $1,605,723,251)                                              $1,858,646,662

CORPORATE BONDS AND NOTES (4.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising  (--%)
--------------------------------------------------------------------------------------------------------------------------
     $       50,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       54,250
             60,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              62,850
              5,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                             5,075
             10,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                        10,500
             60,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                            63,000
                                                                                                            --------------
                                                                                                                   195,675

Aerospace and Defense (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 128,925
             30,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                               30,000
             20,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 20,700
             10,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                              9,650
            820,000  Boeing Co. deb. 6 5/8s, 2038                                                                  749,611
             10,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       10,163
            440,000  Raytheon Co. deb. 7s, 2028                                                                    427,425
            360,000  Raytheon Co notes 6.45s, 2002                                                                 360,875
                                                                                                            --------------
                                                                                                                 1,737,349

Agriculture  (--%)
--------------------------------------------------------------------------------------------------------------------------
            205,000  IMC Global, Inc. notes 7.4s, 2002                                                             208,239
             12,786  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                    11,827
                                                                                                            --------------
                                                                                                                   220,066

Apparel  (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                           28,800

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                           9,360
            405,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                       411,282
            280,000  Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                             269,618
             30,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                              29,550
            295,000  Ford Motor Co. deb. 7.4s, 2046                                                                294,165
            730,000  Ford Motor Co. bonds 6 5/8s, 2028                                                             672,118
             60,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         61,800
             90,000  Lear Corp. sub. notes 9 1/2s, 2006                                                             98,325
             60,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                                        59,100
             50,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                     43,000
                                                                                                            --------------
                                                                                                                 1,948,318

Banks (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            630,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                      590,216
            750,000  Bank United notes 8s, 2009                                                                    736,395
             25,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           25,375
             10,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                           10,150
            435,000  Colonial Bank sub. notes 8s, 2009                                                             417,287
            510,000  Dresdner Funding Trust I 144A notes 8.151s, 2031                                              513,519
            365,000  First Citizens Bank Capital Trust I company guaranty 8.05s, 2028                              347,663
            500,000  Imperial Bank sub. notes 8 1/2s, 2009                                                         488,750
            995,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                                935,738
            250,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                                   255,250
            300,000  Scotland International Finance 144A sub. notes
                       8.85s, 2006 (Netherlands)                                                                   328,299
            650,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                                647,914
            230,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                       224,839
            285,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                282,706
                                                                                                            --------------
                                                                                                                 5,804,101

Basic Industrial Products  (--%)
--------------------------------------------------------------------------------------------------------------------------
            280,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                      266,000
            140,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                              142,450
             65,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                      65,783
                                                                                                            --------------
                                                                                                                   474,233

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Affinity Group Holdings sr. notes 11s, 2007                                                    34,300
             25,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                               25,500
             80,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               82,700
             25,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                                             25,750
            110,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                108,900
             10,000  Comcast Corp. sr. notes sub. 9 1/8s, 2006                                                      10,663
             30,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                       26,775
             65,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                       50,456
             25,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                        26,000
             10,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                          9,850
              5,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                                  5,225
             40,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                      47,200
            180,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                           191,700
             20,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                       20,800
             25,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                     27,500
             30,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                           29,700
             25,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                       24,750
             10,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                      9,800
             25,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                                           28,063
              5,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                        5,456
          1,280,000  TCI Communications Inc deb. 8 3/4s, 2015                                                    1,489,741
          1,475,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                         1,529,678
                                                                                                            --------------
                                                                                                                 3,810,507

Building and Construction  (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                    24,900
              5,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                                         5,113
             30,000  Building Materials Corp. 144A sr. notes 8s, 2008                                               28,500
              5,000  D.R. Horton Inc. company guaranty 10s, 2006                                                     5,225
            150,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   144,750
             10,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                   9,925
             10,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                   5,550
             20,000  NCI Building Systems 144A sr. sub. notes 9 1/4s, 2009                                         19,750
                                                                                                            --------------
                                                                                                                   243,713

Business Equipment and Services  (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                        9,400
             30,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                                32,550
             40,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                44,400
            809,760  Federal Express Corp. pass-thru certificates
                       Ser. 1998-1A, 6.72s, 2022                                                                   784,819
             50,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                         31,000
              7,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                      7,718
             10,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                       9,800
                                                                                                            --------------
                                                                                                                   919,687

Cable Television  (--%)
--------------------------------------------------------------------------------------------------------------------------
              8,187  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                      8,474
             40,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                      39,600
             10,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                            10,050
            140,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                                136,850
             25,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                 29,000
              5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                                   5,563
             60,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  65,850
             10,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                            9,892
             30,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04) 2009 (STP)                                           19,650
                                                                                                            --------------
                                                                                                                   324,929

Chemicals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            405,000  DSM NV 144A notes 6 1/4s, 2004 (Netherlands)                                                  397,386
            125,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                      127,265
             40,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                              41,000
            140,000  Lyondell Petrochemical Co. 144A sec. notes 9 5/8s, 2007                                       142,100
            540,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                   536,474
             20,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                 20,200
             40,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                     40,100
              5,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                        5,325
                                                                                                            --------------
                                                                                                                 1,309,850

Computer Services and Software (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            895,000  IBM Corp. deb. 7 1/8s, 2096                                                                   891,098
             30,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                        21,900
             50,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                           52,500
             20,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       20,000
             10,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                            10,100
             20,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                        21,100
             10,000  Verio Inc. sr. notes 10 3/8s, 2005                                                             10,300
                                                                                                            --------------
                                                                                                                 1,026,998

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                      68,600
            145,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                               172,889
            825,000  TRW, Inc. 144A notes 7 3/4s, 2029                                                             816,965
             95,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                          93,284
            825,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                         814,069
                                                                                                            --------------
                                                                                                                 1,965,807

Consumer Durable Goods  (--%)
--------------------------------------------------------------------------------------------------------------------------
             73,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   53,290

Consumer Non Durables (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                           102,500
             10,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 10,100
             50,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                  50,500
            750,000  Imperial Tobacco Global company guaranty, 7 1/8s, 2009                                        721,943
            305,000  Philip Morris Companies., Inc. notes 7 1/2s, 2004                                             314,726
            185,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                   187,720
            180,000  Philip Morris Companies Inc. notes 6.8s, 2003                                                 180,738
             30,000  Revlon Consumer Products sr. notes 9s, 2006                                                    30,900
             20,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                           19,300
             35,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                                34,825
            170,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                                167,875
                                                                                                            --------------
                                                                                                                 1,821,127

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                  34,913
            100,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                               100,500
             50,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                 54,500
             20,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            19,850
            610,000  Hertz Corp. sr. notes 6 1/2s, 2006                                                            597,800
            115,000  Hertz Corp. notes 6 1/4s, 2009                                                                108,549
             10,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                      10,200
             60,000  ITT Corp. notes 6 3/4s, 2005                                                                   55,192
             60,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                             64,200
             21,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                  22,470
             20,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %,
                       (13 5/8s, 6/30/00), 2005 (STP)                                                               22,300
            100,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                                 111,250
            135,000  Service Corp. International notes 6s, 2005                                                    125,145
             20,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                   18,774
             45,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     39,375
                                                                                                            --------------
                                                                                                                 1,385,018

Electronics and Electrical Equipment  (--%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                           48,500
              5,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                      5,450
              5,281  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                                5,360
              6,156  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                           6,248
             10,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                               9,900
             31,445  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                           29,559
             50,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                     49,875
             30,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             30,150
             60,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                     61,200
             20,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         20,450
             70,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   63,000
                                                                                                            --------------
                                                                                                                   329,692

Energy-Related  (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           19,550
            845,000  KN Capital Trust III company guaranty 7.63s, 2028                                             793,709
             50,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                       50,500
                                                                                                            --------------
                                                                                                                   863,759

Entertainment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                            28,425
             10,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                             9,600
             40,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                         13,200
             10,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                    11,100
            175,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                 173,152
             10,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                                10,725
             25,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                     25,625
             30,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 30,375
             10,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                               4,500
            110,000  Six Flags Corp. sr. sub. notes 12 1/4s, 2005                                                  121,138
            435,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                             499,872
            680,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                              763,382
             25,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                             21,750
             60,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                        47,400
            655,000  Walt Disney Co. med. term notes 5.62s, 2008                                                   605,548
                                                                                                            --------------
                                                                                                                 2,365,792

Environmental Control  (--%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                                 84,600
            130,000  Waste Management, Inc. notes 6 5/8s, 2002                                                     130,904
            260,000  WMX Technologies, Inc. notes 7.7s, 2002                                                       270,171
                                                                                                            --------------
                                                                                                                   485,675

Food and Beverages  (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                          5,238
            315,000  Pepsi Bottling Group Inc. 144A sr. notes 7s, 2029                                             307,840
             30,000  Trairc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                                29,700
                                                                                                            --------------
                                                                                                                   342,778

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Columbia/HCA Healthcare Corp. med. term notes
                       8.85s, 2007                                                                                 244,203
             20,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               17,852
             50,000  Columbia/HCA Healthcare Corp. med term notes 6.63s, 2045                                       46,806
             10,000  Conmed Corp. company guaranty 9s, 2008                                                         10,000
             10,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                       8,100
             60,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           39,300
             30,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                           19,500
             70,000  Lifepoint Hospital Holdings 144A sr. sub. notes 10 3/4s, 2009                                  71,225
             20,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                  4,400
             70,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                         24,500
             80,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                   61,800
             10,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                          5,800
             25,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                          24,813
             50,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                  9,500
             10,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                     1,900
            180,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            179,100
            255,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     249,900
                                                                                                            --------------
                                                                                                                 1,018,699

Hospital Management and Medical Services  (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                       52,350
             20,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                         20,400
                                                                                                            --------------
                                                                                                                    72,750

Insurance and Finance (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Advanta Corp. med-term notes Ser. B, 7s, 2001                                                  18,440
             50,000  Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                               43,326
          1,000,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                     1,059,310
            585,000  AFLAC, Inc. 144A sr. notes 6 1/2s, 2009                                                       565,496
            685,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                                756,110
            465,000  Bombardier Capital Inc. 144A notes 6s, 2002                                                   457,142
            660,000  Capital One Financial Corp. notes 7 1/4s, 2006                                                644,454
             80,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                 78,627
            410,000  Citicorp sub. notes 6 3/8s, 2008                                                              393,252
              5,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                            4,699
            475,000  Conseco Financing Trust II company guaranty 8.7s, 2026                                        434,454
            350,000  Conseco Inc. med-term notes 6 1/2s, 2002                                                      333,648
            150,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   132,000
            490,000  Countrywide Home Loan Corp. company guaranty
                       6.935s, 2007                                                                                487,658
            500,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                     494,145
          1,095,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                      1,156,627
             65,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 3/01/03), 2008 (STP)                                                        25,675
            490,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                                513,275
            300,000  Finova Capital Corp. notes 9 1/8s, 2002                                                       320,004
            515,000  Finova Capital Corp. notes 7.4s, 2007                                                         533,071
            160,000  Finova Capital Corp. notes 6 1/4s, 2002                                                       158,568
            710,000  Finova Capital Corp. med-term notes 6.11s, 2003                                               699,052
            120,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                         118,067
            145,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                            144,330
            280,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                  290,371
            264,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                    260,895
            570,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                  529,040
             60,000  Ford Motor Credit Corp. notes 5 1/8s, 2001                                                     58,639
            600,000  General Motors Acceptance Corp. notes 5 3/4s, 2003                                            583,458
            150,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                        144,869
            165,000  Hartford Life, Inc. deb. 7.65s, 2027                                                          169,146
            990,000  Household Finance Corp. notes 6 1/2s, 2008                                                    961,290
            570,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                               528,054
            650,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                                 633,549
            260,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                   244,098
            250,000  Money Store, Inc. notes 8.05s, 2002                                                           261,400
             10,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                          7,050
            385,000  Newcourt Credit Group, Inc. 144A company guaranty
                       7 1/8s, 2003                                                                                392,369
            570,000  Newcourt Credit Group Inc. 144A notes 6 7/8s, 2005                                            572,383
             10,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                         10,025
            210,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                        195,386
            125,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                                       127,950
          1,025,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                                981,673
            505,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                      491,113
            100,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                                  96,312
            430,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                                424,625
          1,515,000  Provident Companies, Inc. bonds 7.405s, 2038                                                1,462,490
            620,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                    622,976
             10,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                  6,100
             30,000  RBF Finance 144A company guaranty 11 3/8s, 2009                                                30,300
             80,000  RBF Finance 144A company guaranty 11s, 2006                                                    80,400
              5,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                     4,792
            400,000  Salomon, Inc. sr. notes 7.3s, 2002                                                            409,996
            220,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                  227,223
          1,050,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                             931,823
              5,000  Sovereign Capital Trust company guaranty 9s, 2027                                               4,888
            240,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                              229,150
            925,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                            870,185
            390,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                              375,496
            155,000  State Street Institution 144A company guaranty 7.94s, 2026                                    158,585
            925,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                               945,729
            460,000  The CIT Group, Inc. notes 5 1/2s, 2001                                                        453,643
            530,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                   463,427
            555,000  Toyota Motor Credit Corp. notes 5 5/8s, 2003                                                  537,756
            325,000  Transamerica Capital III bonds 7 5/8s, 2037                                                   326,186
            315,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                         290,525
            775,000  Zurich Capital Trust I 144A company guaranty 8.376s, 2037                                     806,233
                                                                                                            --------------
                                                                                                                26,773,028

Medical Supplies and Devices  (--%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                     15,225
             25,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                  26,813
              5,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                    4,625
             20,000  Mediq, Inc. deb. zero %, 2009                                                                   8,000
                                                                                                            --------------
                                                                                                                    54,663

Metals and Mining  (--%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                          72,450
             20,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                         20,050
             10,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                           5,100
             10,000  Armco, Inc. sr. notes 9s, 2007                                                                 10,350
             35,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           31,500
             40,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         32,000
             40,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                      39,200
             10,000  WHX Corp. sr. notes 10 1/2s, 2005                                                               9,850
                                                                                                            --------------
                                                                                                                   220,500

Oil and Gas (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            770,000  Coastal Corp. bonds 6.95s, 2028                                                               717,802
            445,000  Conoco, Inc. sr. notes 6.95s, 2029                                                            426,906
             20,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                 12,000
            170,000  Enron Corp. notes 6.4s, 2006                                                                  163,936
            149,880  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019 (Canada)                            130,619
             20,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    20,000
            205,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                    200,849
            110,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                        109,637
            635,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                                  569,151
            690,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                    658,964
             30,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       30,150
             30,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       29,700
            705,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                            644,307
             10,000  Petro Geo-Services ADR notes 7 1/2s, 2007 (Norway)                                             10,204
              5,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                    4,950
            350,000  Statoil 144A notes 6 1/2s, 2028 (Norway)                                                      322,784
             23,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                       1,150
          1,200,000  Union Oil Company of California company guaranty
                       7 1/2s, 2029                                                                              1,204,788
                                                                                                            --------------
                                                                                                                 5,257,897

Packaging and Containers  (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                               40,600
              5,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                        5,250
                                                                                                            --------------
                                                                                                                    45,850

Paper and Forest Products  (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                        41,200
             10,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               10,000
             20,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                   19,800
             20,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                   20,400
                                                                                                            --------------
                                                                                                                    91,400

Pharmaceuticals  (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                          62,100

Publishing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                                20,250
             50,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                              49,500
             70,000  Garden State Newspapers 144A sr. sub. notes 8 5/8s, 2011                                       67,900
          1,500,000  News America Holdings, Inc. deb. 7.7s, 2025                                                 1,510,830
                                                                                                            --------------
                                                                                                                 1,648,480

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          18,341
             20,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            18,400
             10,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                       9,784
             50,000  Hollywood Casino Corp. 144A sec. notes 11 1/4s, 2007                                           49,875
             40,000  Hollywood Park Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                        40,200
             50,000  Horseshoe Gaming Holdings 144A sr. sub. notes 8 5/8s, 2009                                     48,500
             70,000  International Game Technology 144A sr. notes 7 7/8s, 2004                                      69,125
            705,000  Mashantucket Pequot Tribe 144A bonds Ser. A, FSA, 6.57s, 2013                                 658,047
             30,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                       29,550
             20,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                           19,200
             25,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                        25,125
          2,960,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                       2,983,414
                                                                                                            --------------
                                                                                                                 3,969,561

REITs (Real Estate Investment Trust) (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Avalon Properties, Inc. notes 6 7/8s, 2007                                                    309,462
            295,000  Avalon Properties, Inc. notes 6 5/8s, 2005                                                    286,156
            630,000  EOP Operating L.P. notes 6.8s, 2009                                                           602,935
            135,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                     129,326
            235,000  EOP Operating L.P. notes 6 3/8s, 2002                                                         232,335
             30,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                                 29,100
             60,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                     55,500
            420,000  Omega Healthcare Investors, Inc. notes 6.95s, 2002                                            405,350
             15,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                     15,018
                                                                                                            --------------
                                                                                                                 2,065,182

Retail  (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  K mart Corp. med. term notes 7.55s, 2004                                                       19,209
             15,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                     14,925
             10,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                     10,400
             50,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     43,500
             50,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                      42,500
              5,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                    5,200
              5,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                                5,175
             10,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                      10,200
                                                                                                            --------------
                                                                                                                   151,109

Satellite Services  (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                      33,750
             20,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                           12,200
                                                                                                            --------------
                                                                                                                    45,950

Telecommunications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Alaska Communications Systems 144A sr. sub. notes
                       9 3/8s, 2009                                                                                 59,550
             30,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                 29,250
            390,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                                 378,616
             70,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                      64,050
            100,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                 56,000
             30,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                 18,600
             60,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 35,400
             30,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                          26,700
             20,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                       20,200
             40,000  Caprock Communications Corp. 144A sr. notes 11 1/2s, 2009                                      39,000
             25,000  Cencall Communications Corp. sr. disc. notes, 10 1/8s, 2004                                    25,750
             90,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                        85,500
             50,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                   26,750
             10,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             10,750
             50,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                                47,500
            110,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  120,450
             80,000  Hyperion Telecommunications, Corp. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     65,600
             60,000  Hyperion Telecommunications, Corp. sr. notes Ser. B,
                       12 1/4s, 2004                                                                                63,000
             25,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                      22,500
            150,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                 90,750
             35,000  Intelcom Group (USA), Inc. company guaranty
                       stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                          28,700
            185,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                132,275
             30,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                   28,050
            225,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/1/01), 2006 (STP)                                                        196,875
             25,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                        13,250
             55,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                              33,000
              5,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                   5,288
             10,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                            9,825
             30,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                       28,350
             10,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                             6,100
              5,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                                3,975
             80,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s,
                       2008 (Canada)                                                                                91,400
             40,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                  29,600
             50,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                           40,000
             70,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                        35,700
             80,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                           89,800
             30,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                         21,000
             30,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                          19,950
             30,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                        20,400
             65,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 2/15/99), 2004 (STP)                                                         66,950
             50,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                          51,500
             40,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                         44,400
             50,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                                33,500
             20,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          11,200
            230,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                235,750
             70,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                          54,902
             80,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                            62,248
             10,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                               6,600
             10,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                          9,100
             20,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        17,800
            320,000  TCI Communications sr. notes 7 1/8s, 2028                                                     317,629
             10,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 10,000
             70,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon zero %,
                       (11 5/8s, 4/15/04), 2009 (STP)                                                               36,050
             10,000  TeleWest Communications PLC 144A 11 1/4s, 2008                                                 11,325
             20,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                         19,450
            100,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               105,000
             25,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                16,438
             15,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    15,638
             30,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                               19,575
             85,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                           86,381
             15,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                             15,900
             40,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                          33,800
          1,275,000  WorldCom, Inc. sr. notes 6.95s, 2028                                                        1,241,442
                                                                                                            --------------
                                                                                                                 4,642,032

Telephone Services  (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                       6,900
             10,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                      4,900
            620,000  U S West, Inc. notes 5 5/8s, 2008                                                             573,791
                                                                                                            --------------
                                                                                                                   585,591

Textiles  (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               12,800
              5,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                           4,888
             50,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      48,375
                                                                                                            --------------
                                                                                                                    66,063

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            650,000  Atlas Air, Inc. pass-through certificates Ser. 991A, 7.2s, 2019                               633,295
             10,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                   9,350
             20,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                        8,000
             20,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                         14,850
            515,000  Continental Airlines, Inc. pass-through certificates Ser. 981C,
                       6.541s, 2008                                                                                500,122
            615,000  Continental Airlines, Inc. pass-through certificates Ser. 98-2,
                       6.32s, 2008                                                                                 593,414
            700,000  CSX Corp. deb. 7.95s, 2027                                                                    735,035
             35,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                              33,250
             10,000  International Shipholding Corp. sr. notes 9s, 2003                                             10,263
             80,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         76,800
             10,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                                10,725
             20,000  Johnstown America Industries, Inc. sr. sub. notes 11 3/4s, 2005                                21,450
             20,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  19,850
             10,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                               7,000
             10,000  MCII Holdings sec. notes, stepped-coupon zero %
                       (15s,11/18/99), 2002 (STP)                                                                    9,775
            470,000  Northwest Airlines Corp. pass-through certificate Ser. 1999-1A,
                       6.81s, 2020                                                                                 453,376
             10,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                              8,450
             50,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             26,000
            810,000  United Air Lines Corp. deb. 9 3/4s, 2021                                                      952,617
                                                                                                            --------------
                                                                                                                 4,123,622

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            610,000  Aes Eastern Energy 144A pass-through certificates 9s, 2017                                    606,157
             10,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                  9,675
            240,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                             240,026
             60,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                       58,308
            140,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                       142,925
            320,000  CMS Energy Corp. pass-through certificates 7s, 2005                                           306,352
            190,000  Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                                  194,444
            100,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                                       100,211
              5,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                               5,461
            335,000  GTE Corp. deb. 6.46s, 2008                                                                    329,617
             10,000  Leviathan Gas Corp.144A sr. sub. notes 10 3/8s, 2009                                           10,100
             10,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                            11,150
             80,496  Midland Funding I Corp. deb. Ser. C-94, 10.33s, 2002                                           84,680
             20,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                                         20,598
             20,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      20,039
             69,105  Northeast Utilities System notes Ser. A, 8.58s, 2006                                           68,870
            164,727  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          164,287
            294,000  Public Service Co. of New Mexico deb. 10 1/4s, 2012                                           331,426
            160,000  Public Service Co. of New Mexico sr. notes Ser. B, 7 1/2s, 2018                               158,613
            250,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                       259,295
            400,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                        415,664
            345,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                                344,534
                                                                                                            --------------
                                                                                                                 3,882,432
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $85,479,380)                                     $   82,434,073

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government and Agency Mortgage Obligations (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association
                       Pass-through Certificates
     $      609,403    7s, Dwarf, with due dates from January 1, 2011 to
                       May 1, 2011                                                                          $      618,159
         10,922,976    6 1/2s, with due dates from March 1, 2027 to May 1, 2029                                 10,675,132
            275,767    6 1/2s, Dwarf, November 1, 2010                                                             274,559
          2,445,722    6s, Dwarf, with due dates from January 1, 2013 to
                       December 1, 2013                                                                          2,386,095
            532,000    5 1/8s with due dates of February 13, 2004                                                  512,380
          1,388,533  Federal Home Loan Mortgage Corp. 5 1/2s, with due dates
                       from March 1, 2011 to April 1, 2011                                                       1,327,340
                     Government National Mortgage Association
                       Pass-through Certificates
          7,116,204    8s, with due dates from July 15, 2024 to January 15, 2028                                 7,394,479
          4,655,539    7s, with due dates from August 15, 2023 to
                       December 15, 2028                                                                         4,660,339
          7,835,508    6 1/2s, with due dates from September 15, 2023 to
                       April 15, 2029                                                                            7,655,832
                                                                                                            --------------
                                                                                                                35,504,315

U.S. Treasury Obligations (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          3,880,000    5 1/4s, February 15, 2029                                                                 3,565,371
            215,000    5 1/4s, August 15, 2003                                                                     211,573
                     U.S. Treasury Notes
            480,000    6 1/8s, August 15, 2007                                                                     489,600
          8,360,000    5 5/8s, May 15, 2008                                                                      8,282,921
            379,000    5 1/2s, May 15, 2009                                                                        375,445
             70,000    5 1/2s, March 31, 2003                                                                       69,595
          7,625,000    4 5/8s, December 31, 2000                                                                 7,539,219
            365,000    4 1/2s, September 30, 2000                                                                  361,120
          7,635,000    4 1/4s, November 15, 2003 (SEG)                                                           7,216,297
                                                                                                            --------------
                                                                                                                28,111,141
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $64,746,000)                                                                   $   63,615,456

CONVERTIBLE BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       30,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                           $       25,275
         10,200,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                            10,212,750
             80,000  Western Digital Corp. cv. sub. deb. zero %, 2018                                               16,900
             25,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                            35,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $10,956,225)                                   $   10,289,925

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                     Commercial Mortgage Acceptance Corp.
     $       55,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                    $       53,977
            480,000    Ser. 97-ML1, Class A3, 6.57s, 2007                                                          474,600
            342,313    Ser. 98-C2, Class A2, 6.03s, 2008                                                           327,497
          1,141,095  FannieMae Strip Ser. 299, Class 2, Interest only (IO),
                       6 1/2s, 2028                                                                                339,476
            170,722  First Union-Lehman Brothers - Bank of America Ser. 98-C2,
                       Class A1, 6.28s, 2007                                                                       168,768
          3,913,634  First Union-Lehman Brothers Commercial Mortgage Co.
                       Ser. 98-C2, IO, 0.816s, 2028                                                                154,099
            110,000  Freddie Mac Ser. 2040, Class PE, 7 1/2s, 2028                                                 113,384
                     Freddie Mac Strip
            917,551    Ser. 147, IO, 8s, 2023                                                                      219,065
            345,387    Ser. 200, IO, 6 1/2s, 2029                                                                  110,524
            528,837    Ser. 192, IO, 6 1/2s, 2028                                                                  154,354
          1,756,279    Ser. 201, IO, 6s, 2029                                                                      560,363
            152,570    Ser. 176, Principal Only (PO) zero %, 2026                                                  111,615
            501,180    Ser. 177, PO, zero %, 2026                                                                  366,644
            270,000  GE Capital Mortgage Services 98-11, Class 2A4, 6 3/4s, 2028                                   261,478
                     GMAC Commercial Mortgage Securities Inc.
            373,000    Ser. 98-C1, Class E, 7.153s, 2011                                                           363,209
            912,725    Ser. 98-C2, Class A2, 6.42s, 2008                                                           892,581
            729,109    Ser. 98-C2, Class A1, 6.15s, 2031                                                           717,078
            170,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D,
                       7.191s, 2031                                                                                162,616
                     Housing Securities Inc.
             51,921    Ser. 91-B, Class B6, 9s, 2006                                                                51,824
            281,005    Ser. 93-F, Class F9M2, 7s, 2023                                                             272,400
             18,740    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                           16,615
          4,519,411  Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, IO,
                       1.587s, 2030                                                                                341,074
                     Morgan Stanley Capital I
            175,000    Ser. 96-WF1, Class A2, 7.218s, 2006                                                         177,980
             90,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                           87,676
          2,131,410  Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                       1.367s, 2012                                                                                155,943
             65,400  Prudential Home Mortgage Securities Ser. 92-25, Class B3,
                       8s, 2022 (In default)                                                                        65,686
                     Prudential Home Mortgage Securities 144A
             80,016    Ser. 94-31, Class B3, 8s, 2009                                                               79,116
            446,616    Ser. 95-D, Class 5B, 7.54s, 2024                                                            424,146
             51,724    Ser. 93-31, Class B2, 6s, 2000                                                               50,544
            360,000  Residential Asset Securitization Trust, 98-A12,
                       Class A14, 8s, 2028                                                                         374,625
            190,724  Ryland Mortgage Securities Corp. Ser. 94-7C,
                       Class B2, 7.359s, 2025                                                                      187,774
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations (cost $7,775,618)                            $    7,836,731

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                200  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                           $       24,600
                400  Centaur Funding Corp 144A $9.08 pfd. (Cayman Islands)                                         433,776
                100  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                             5,325
                180  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                          21,600
                162  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                             19,035
                 50  Dobson Communications 144A $13.00 pfd. (PIK)                                                   49,250
                 20  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                             18,600
                 15  Fresenius Medical Capital Trust I company guaranty, Ser. D,
                       $9.00 pfd. (Germany)                                                                         15,450
                 85  Fresenius Medical Capital Trust II company guaranty
                       7.875% pfd. (Germany)                                                                        84,363
                 25  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                             26,250
                451  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                       23,114
                  5  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                             44,500
                219  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                       5,585
              4,078  TCR Holding Corp. pfd.                                                                            228
                440  Webster Financial $7.375 pfd.                                                                 431,750
                 20  WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)                                       16,200
                                                                                                            --------------
                     Total Preferred Stocks (cost $1,192,861)                                               $    1,219,626

FOREIGN GOVERNMENT BONDS AND NOTES (--%) (a) (cost $797,765)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD         805,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009                                           $      752,900

ASSET-BACKED SECURITIES (--%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      277,487  Green Tree Recreational Equipment & Cons. Ser. 98-A,
                       Class A1C, 6.18s, 2019                                                               $      276,403
          2,410,000  Lehman Manufactured Housing Ser. 98-1,
                       Class 1 IO, 0.819s, 2028                                                                     89,528
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $396,481)                                          $      365,931

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                 10  Club Regina, Inc. 144A                                                     4/15/06     $           10
                 10  Colt Telecommunications Group PLC                                          12/31/06             4,750
                120  Diva Systems Corp.                                                         3/1/08               1,440
                325  DTI Holdings Inc.                                                          3/1/08                   3
                 10  Esat Holdings, Inc. (Ireland)                                              2/1/07                 710
                 25  Hyperion Telecommunications 144A                                           4/15/01              1,375
                 25  Intermedia Communications                                                  6/1/00               2,325
                 25  KMC Telecom Holdings, Inc.                                                 4/15/08                 81
                 25  Knology Holdings, Inc. 144A                                                10/15/07                50
                 10  Long Distance International, Inc. 144A                                     4/13/08                 20
                 10  McCaw International Ltd.                                                   4/15/07                 43
                 10  OnePoint Communications Corp.                                              6/1/08                  10
                 20  Pathnet, Inc. 144A                                                         4/15/08                200
                200  Rhythms Netcon 144A                                                        5/15/08             29,100
                 20  STARTEC Global Communications Corp.                                        5/15/08                 20
                 10  Sterling Chemicals Holdings                                                8/15/08                200
                 40  UIH Australia/Pacific, Inc. 144A                                           5/15/06                 40
                 15  Versatel 144A (Netherlands)                                                5/15/08                900
                                                                                                            --------------
                     Total Warrants (cost $8,450)                                                           $       41,277

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $21,109)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                200  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $       20,375

SHORT-TERM INVESTMENTS (3.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $49,715,000  Interest in $500,000,000 joint repurchase agreement dated May 28, 1999 with Merrill Lynch, New York
                       due June 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $49,741,404, for an
                       effective yield of 4.78%                                                             $   49,715,000
         15,000,000  Windmill Funding effective yield of 4.82, June 3, 1999                                     14,897,575
                                                                                                            --------------
                     Total Short-Term Investments (cost $64,612,575)                                        $   64,612,575
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,841,709,715) (b)                                            $2,089,835,531
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,082,567,170.

  (b) The aggregate identified cost on a tax basis is $1,842,826,313 resulting in gross unrealized appreciation and depreciation of $309,411,669 and $62,402,451, respectively, or net unrealized appreciation of $247,009,218.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      May 31, 1999, which are subject to change based on the terms of the security.


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at May 31, 1999 (Unaudited)
                                     Aggregate Face      Delivery   Unrealized
                        Market Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
Eurodollars              $3,832,196    $4,027,198        6/16/99    $(195,002)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at May 31, 1999 (Unaudited)
                           Market    Aggregate Face      Delivery   Unrealized
                            Value         Value            Date    Appreciation
-------------------------------------------------------------------------------
Eurodollars              $3,664,814    $3,859,067        6/16/99    $ 194,253
-------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1999 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                         Total Value      Value            Date    Appreciation
-------------------------------------------------------------------------------
US Treasury Bonds
(short)                  $  825,344    $  839,808        June-99    $  14,464
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,841,709,715) (Note 1)                                        $2,089,835,531
-----------------------------------------------------------------------------------------------
Cash                                                                                      7,091
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     6,191,103
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,397,917
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       40,781,548
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                           5,688
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          194,253
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,141,413,131

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     49,529,411
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,736,806
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,717,356
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              224,911
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            19,267
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,649
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,214,586
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                             195,002
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  206,973
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    58,845,961
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,082,567,170

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,681,724,254
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (974,464)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                      153,642,507
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities
in foreign currencies                                                               248,174,873
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,082,567,170

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,256,672,330 divided by 74,280,391 shares)                                            $16.92
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.92)*                                  $17.95
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($700,535,897 divided by 41,707,480 shares)**                                            $16.80
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($7,189,292 divided by 425,590 shares)**                                                 $16.89
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($65,978,591 divided by 3,923,243 shares)                                                $16.82
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.82)*                                  $17.43
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($52,191,060 divided by 3,083,683 shares)                                                $16.92
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $18,636)                                          $ 17,754,758
-----------------------------------------------------------------------------------------------
Interest                                                                              6,241,564
-----------------------------------------------------------------------------------------------
Total investment income                                                              23,996,322

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,218,090
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,268,337
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,276
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,017
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,458,585
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,330,098
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    11,129
-----------------------------------------------------------------------------------------------
1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations: Distribution fees -- Class M (Note 2)                                                   235,075
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  33,841
-----------------------------------------------------------------------------------------------
Registration fees                                                                        36,400
-----------------------------------------------------------------------------------------------
Auditing                                                                                 40,326
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,239
-----------------------------------------------------------------------------------------------
Postage                                                                                  81,386
-----------------------------------------------------------------------------------------------
Other                                                                                   108,202
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,843,001
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (168,073)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         11,674,928
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,321,394
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    151,483,109
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (145,168)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (79,742)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                  80,863
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
and TBA sales during the period                                                      32,828,154
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             184,167,216
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $196,488,610
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                         May 31     November 30
                                                                              ---------------------------------

---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   12,321,394  $   22,974,148
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       151,258,199     166,644,057
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     32,909,017      (3,997,343)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                196,488,610     185,620,862
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (9,688,712)    (15,753,429)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,223,052)     (4,888,322)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (10,681)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (376,240)       (600,344)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (265,103)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (101,155,816)    (43,816,633)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (58,859,412)    (23,667,013)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (5,453,604)     (2,487,768)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (879,675)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   243,693,416     336,733,983
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        260,269,731     431,141,336

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,822,297,439   1,391,156,103
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $974,464 and $267,930, respectively)                                   $2,082,567,170  $1,822,297,439
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended
Per-share                           May 31
operating performance            (Unaudited)                                 Year ended November 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $16.94           $16.04           $13.29           $10.93            $8.49            $8.67
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13(c)           .27(c)           .30              .31              .32              .32
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.52             1.68             2.74             2.37             2.44             (.18)
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.65             1.95             3.04             2.68             2.76              .14
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.14)            (.28)            (.29)            (.32)            (.32)            (.32)
--------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                     (1.53)            (.77)              --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.67)           (1.05)            (.29)            (.32)            (.32)            (.32)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.92           $16.94           $16.04           $13.29           $10.93            $8.49
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.89*           12.91            23.15            24.96            33.17             1.59
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,256,672       $1,114,690         $878,766         $566,133         $391,551         $304,124
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .47*             .99             1.06             1.09             1.13             1.04
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .77*            1.68             2.02             2.61             3.32             3.67
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             60.32*           94.77            82.48            67.56            70.39            82.49
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                         May 31
operating performance           (Unaudited)                                  Year ended November 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $16.83           $15.95           $13.23           $10.89            $8.46            $8.65
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                .06(c)           .15(c)           .19              .21              .23              .26
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.52             1.66             2.73             2.37             2.46             (.18)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.58             1.81             2.92             2.58             2.69              .08
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.08)            (.16)            (.20)            (.24)            (.26)            (.27)
---------------------------------------------------------------------------------------------------------------------------------
From net
Realized gains                     (1.53)            (.77)              --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.61)            (.93)            (.20)            (.24)            (.26)            (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.80           $16.83           $15.95           $13.23           $10.89            $8.46
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.49*           12.04            22.24            24.06            32.30              .86
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $700,536         $638,660         $463,506         $221,259          $83,646          $32,114
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .85*            1.74             1.81             1.84             1.87             1.78
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .40*             .95             1.25             1.86             2.63             3.02
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             60.32*           94.77            82.48            67.56            70.39            82.49
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                      Feb. 1, 1999+
operating performance                                                                                            to May 31
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                               $15.76
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                .03(c)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                 1.17
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                               1.20
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                   (.07)
--------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                                                                                        --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                     --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                 (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                     $16.89
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total  return at
net asset value (%)(a)                                                                                               7.61*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                     $7,189
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            .56*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                            .25*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                             60.32*
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                ended                                                          For the period
Per-share                                       May 31                                                          Dec. 2, 1994+
operating performance                        (Unaudited)                  Year ended November 30                 to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $16.85           $15.96           $13.23           $10.89            $8.45
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .09(c)           .19(c)           .23              .25              .28(c)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                              1.51             1.67             2.73             2.36             2.45
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                            1.60             1.86             2.96             2.61             2.73
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.10)            (.20)            (.23)            (.27)            (.29)
--------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                  (1.53)            (.77)              --               --               --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                  --               --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.63)            (.97)            (.23)            (.27)            (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $16.82           $16.85           $15.96           $13.23           $10.89
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                       10.62*           12.35            22.58            24.35            32.89*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $65,979          $58,891          $48,884          $22,254           $7,051
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         .73*            1.49             1.56             1.59             1.60*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         .52*            1.17             1.50             2.11             2.99*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          60.32*           94.77            82.48            67.56            70.39
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Six months
                                                                                                   ended       For the period
Per-share                                                                                         May 31        Oct. 1, 1998+
operating performance                                                                           (Unaudited)      to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $16.94           $14.88
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                .14(c)           .05(c)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                 1.53             2.01
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                               1.67             2.06
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                   (.16)              --
--------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                                                                     (1.53)              --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                     --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (1.69)              --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                     $16.92           $16.94
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                             11.02*           13.84*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $52,191          $10,057
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            .35*             .12*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            .89*             .33*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                             60.32*           94.77
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on February 1, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1999, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.395% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $168,073 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,440 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $265,824 and $13,020 from the sale of class A and class M shares, respectively and received $518,521 and $116 in contingent deferred sales charges from redemptions of class B and C shares respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $10,032 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $992,065,342 and $908,095,107, respectively. Purchases and sales of U.S. government obligations aggregated $226,175,510 and $224,820,035, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,636,953       $189,626,599
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,415,879         97,891,594
-----------------------------------------------------------------------------
                                                18,052,832        287,518,193

Shares
repurchased                                     (9,578,113)      (154,725,824)
-----------------------------------------------------------------------------
Net increase                                     8,474,719       $132,792,369
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     21,169,953       $344,177,669
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,840,524         43,521,128
-----------------------------------------------------------------------------
                                                24,010,477        387,698,797

Shares
repurchased                                    (12,978,540)      (209,394,730)
-----------------------------------------------------------------------------
Net increase                                    11,031,937       $178,304,067
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,930,168       $129,005,682
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,633,487         55,054,410
-----------------------------------------------------------------------------
                                                11,563,655        184,060,092

Shares
repurchased                                     (7,809,181)      (126,306,342)
-----------------------------------------------------------------------------
Net increase                                     3,754,474       $ 57,753,750
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,303,591       $279,177,147
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,488,102         22,610,691
-----------------------------------------------------------------------------
                                                18,791,693        301,787,838

Shares
repurchased                                     (9,903,764)      (159,004,351)
-----------------------------------------------------------------------------
Net increase                                     8,887,929       $142,783,487
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                              to May 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        431,106        $ 7,075,211
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          600              9,664
-----------------------------------------------------------------------------
                                                   431,706          7,084,875

Shares repurchased                                  (6,116)          (100,403)
-----------------------------------------------------------------------------
Net increase                                       425,590        $ 6,984,472
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        553,610        $ 8,957,528
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      361,595          5,484,568
-----------------------------------------------------------------------------
                                                   915,205         14,442,096

Shares
repurchased                                       (487,572)        (7,831,764)
-----------------------------------------------------------------------------
Net increase                                       427,633        $ 6,610,332
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                      1,517,130        $24,681,871
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      168,430          2,563,922
-----------------------------------------------------------------------------
                                                 1,685,560         27,245,793

Shares
repurchased                                     (1,252,920)       (20,406,487)
-----------------------------------------------------------------------------
Net increase                                       432,640        $ 6,839,306
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,900,649        $46,130,197
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       60,821          1,144,778
-----------------------------------------------------------------------------
                                                 2,961,470         47,274,975

Shares
repurchased                                       (471,377)        (7,722,482)
-----------------------------------------------------------------------------
Net increase                                     2,490,093        $39,552,493
-----------------------------------------------------------------------------

                                               For the period October 1, 1998
                                                 (commencement of operations)
                                                         to November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                        670,650        $10,073,469
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   670,650         10,073,469

Shares
repurchased                                        (77,060)        (1,266,346)
-----------------------------------------------------------------------------
Net increase                                       593,590        $ 8,807,123
-----------------------------------------------------------------------------



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

Visit Putnam's site on the World Wide Web FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

  The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Krishna Memani
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Equity Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA020-53223 012/192/626 7/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Equity Income Fund
Supplement to Semiannual Report dated 5/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, and class M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 5/30/99                               NAV

6 months                                                11.02%
1 year                                                  13.01
5 years                                                157.44
Annual average                                          20.82
10 years                                               270.42
Annual average                                          13.99
Life of fund (since class A inception, 6/15/77)       1327.51
Annual average                                          12.87

Share value:                                            NAV

11/30/98                                               $16.94
5/31/99                                                $16.92
----------------------------------------------------------------------------
                                       Long-term       Short-term
Distributions:   No.    Income     capital gains    capital gains      Total
                  2      $0.16            $1.233          $0.3012    $1.6942
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.